Accrued expenses (Details) - CHF (SFr) SFr in Thousands	Jun. 30, 2025	Dec. 31, 2024
Trade and other payables and accrued expenses.
Trade and other payables	SFr 2,729	SFr 2,658
Accrued Expenses	11,476	12,098
Total	SFr 11,476	SFr 12,098